UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from and including

January 1, 2009 to and including December 31, 2013.

Date of Report (Date of earliest event reported): January 31, 2014

CRANBERRY FINANCIAL DEPOSITOR LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: None assigned

Central Index Key Number of securitizer:

Edward Mehm

Executive Vice President and Chief Operating Officer

(617) 880-1126

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:      January 31, 2014

CRANBERRY FINANCIAL DEPOSITOR LLC
(Securitizer)

By:	/s/ Edward Mehm
Name:	Edward Mehm
Title:	Executive Vice President and Chief Operating Officer

2